11. Water National Agency - ANA (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Water National Agency - Ana Details Narrative
Water National Agency – ANA	R$ 70,487	R$ 81,221